Operating Lease Liability, Disclosure	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes
Operating Lease Liability, Disclosure	Note 10 - Operating Lease Liability

The Company leases retail space at two different locations. One lease has monthly payments from $1,350 to $1,665 which expire in May 2024. The second lease has a contingent rental based on 10% of sales. Contingent rentals are not included in operating lease liabilities. The Company's leases generally do not provide an implicit rate, and therefore the Company uses its incremental borrowing rate as the discount rate when measuring operating lease liabilities. The incremental borrowing rate represents an estimate of the interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of a lease. The Company used incremental borrowing rates as of January 1, 2019 for operating leases that commenced prior to that date. The Company estimated its incremental borrowing rate based on its credit quality, line of credit agreement and by comparing interest rates available in the market for similar borrowings. The Company used a discount rate of 10% at March 31, 2020.

The following table reconciles the undiscounted future minimum lease payments (displayed by year in aggregate) under non-cancelable operating leases with terms more than one year to the total operating lease liabilities on the consolidated balance sheet as of March 31, 2020:

2020 remainder	$13,215
2021	18,180
2022	18,900
2023	19,700
2024	6,660
Total minimum lease payments	76,655
Less amounts representing interest	(13,600)
Present value of net minimum lease payments	63,055
Less current portion	(12,302)
Long-term capital lease obligation	$50,753

(1)The above amount does not include contingent rentals which may be paid under lease agreement with Ocean Resort Casino. This rental is based upon 10% of gross sales at this location.

Total rent expense under operating leases for the three months ended March 31, 2020 and 2019 was $10,352 and $14,954, respectively.

Note 15. Operating Lease Liability

The Company leases certain office and manufacturing facilities and equipment.

Currently, we lease a 1,730 square feet in Fairfield, NJ for our offices. The lease expired in August 31, 2010, and is being renewed on a month-to-month basis.

Rent expense for the Company's operating leases for year ended December 31, 2019 and 2018 amounted to approximately $53,919 and $30,218, respectively.

The Company leases retail space at two different locations. One lease has monthly payments from $1,350 to $1,665 which expires in May 2024. The second lease has a contingent rental based on 10% of sales. Contingent rentals are not included in operating lease liabilities. The Company's leases generally do not provide an implicit rate, and therefore the Company uses its incremental borrowing rate as the discount rate when measuring operating lease liabilities. The incremental borrowing rate represents an estimate of the interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of a lease. The Company used incremental borrowing rates as of January 1, 2019 for operating leases that commenced prior to that date. The Company estimated its incremental borrowing rate based on its credit quality, line of credit agreement and by comparing interest rates available in the market for similar borrowings. The Company used a discount rate of 10% at December 31, 2019.

The following table reconciles the undiscounted future minimum lease payments (displayed by year in aggregate) under non-cancelable operating leases with terms more than one year to the total operating lease liabilities on the consolidated balance sheet as of December 31, 2019:

2020	$17,460
2021	18,180
2022	18,900
2023	19,700
2023 and thereafter	6,660
Total minimum lease payments	80,900
Less amounts representing interest	(15,065)
Present value of net minimum lease payments	65,835
Less current portion	(11,880)
Long-term capital lease obligation	$53,955

Disclosures related to periods prior to adoption of ASU 2016-02

The Company adopted ASU 2016-842 using the retrospective method at January 1, 2019 as noted in Note 5”New Authoritative Accounting Guidance”. As required, the following disclosure is provided for periods prior to adoption. Minimum operating lease commitments as of December 31, 2018 that have initial or remaining lease terms in excess of one year as follows:

Years Ended December 31, 2018
2019	5,400(1)

(1)The above amount does not include contingent rentals which may be paid under lease agreement with Ocean Resort Casino. This rental is based upon 10% of gross sales at this location.

(2)Lease renewal for the first retail space did not get executed until April 2019, and, as such, rental obligations are not included in the above amounts as of December 31, 2018.